Investment in an Associate - Additional Information (Details) $ in Thousands	3 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Feb. 28, 2019 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Significant Investments In Associates [Line Items]
Share of losses of an associate					$ (22,000)
Change in fair value of financial instruments measured at fair value through profit or loss (note 15)			$ (850,000)	$ (1,140,000)	1,000,000
Impairment losses (note 24)			$ 20,859,000	$ 12,366,000	$ 149,952,000
Fair value of financial asset						$ 0
Pro Thera Biologics Inc
Disclosure Of Significant Investments In Associates [Line Items]
Outstanding common shares	15.20%	15.20%			15.20%		15.20%
Historical cost of the investment in an associate		$ 1,204,000			$ 1,204,000
Percentage of interest earning on convertible debt	8.00%	8.00%			8.00%		8.00%
Convertible debt maturity date			Jan. 03, 2020
Loss and comprehensive loss of an associate		$ (144,000)
Share of losses of an associate		(22,000)
Change in fair value of financial instruments measured at fair value through profit or loss (note 15)					$ 1,181,000
Carrying amount of the investment in an associate	$ 22,000	22,000			22,000
Impairment losses (note 24)	1,182,000	1,182,000
Fair value of financial asset	0	0			0
Pro Thera Biologics Inc | Convertible Debt
Disclosure Of Significant Investments In Associates [Line Items]
Cost of investment	$ 1,181,000	$ 1,181,000			$ 1,181,000		$ 866,000